Computation of Basic and Diluted Net Income Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income available to ordinary shareholders	$ 1,805	¥ 12,396	¥ 8,415	$ 3,692	¥ 25,364	¥ 13,968
Class A Ordinary Shares
Numerator
Allocation of net income available to ordinary shareholders	$ 1,432	¥ 9,838	¥ 6,666	$ 2,930	¥ 20,130	¥ 11,038
Denominator
Denominator used for earnings per share	27,690,479	27,690,479	27,489,083	27,693,504	27,693,504	27,425,010
Earnings per share - basic | (per share)	$ 51.73	¥ 355.27	¥ 242.48	$ 105.83	¥ 726.87	¥ 402.48
Numerator
Allocation of net income available to ordinary shareholders	$ 1,435	¥ 9,857	¥ 6,680	$ 2,937	¥ 20,177	¥ 11,054
Reallocation of net income available to ordinary shareholders as a result of conversion of Class B to Class A shares	370	2,539	1,735	755	5,187	2,914
Allocation of net income available to ordinary shareholders	$ 1,805	¥ 12,396	¥ 8,415	$ 3,692	¥ 25,364	¥ 13,968
Denominator
Weighted average ordinary shares outstanding	27,690,479	27,690,479	27,489,083	27,693,504	27,693,504	27,425,010
Conversion of Class B to Class A ordinary shares	7,201,254	7,201,254	7,214,841	7,201,254	7,201,254	7,280,283
Share-based awards	267,014	267,014	287,253	318,479	318,479	189,712
Denominator used for earnings per share	35,158,747	35,158,747	34,991,177	35,213,237	35,213,237	34,895,005
Earnings per share - diluted | (per share)	$ 51.34	¥ 352.57	¥ 240.49	$ 104.88	¥ 720.30	¥ 400.29
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for earnings per share	276,904,790	276,904,790	274,890,830	276,935,040	276,935,040	274,250,100
Earnings per share - basic | (per share)	$ 5.17	¥ 35.53	¥ 24.25	$ 10.58	¥ 72.69	¥ 40.25
Denominator
Weighted average ordinary shares outstanding	276,904,790	276,904,790	274,890,830	276,935,040	276,935,040	274,250,100
Denominator used for earnings per share	351,587,470	351,587,470	349,911,770	352,132,370	352,132,370	348,950,050
Earnings per share - diluted | (per share)	$ 5.13	¥ 35.26	¥ 24.05	$ 10.49	¥ 72.03	¥ 40.03
Class B Ordinary Shares
Numerator
Allocation of net income available to ordinary shareholders	$ 373	¥ 2,558	¥ 1,749	$ 762	¥ 5,234	¥ 2,930
Denominator
Denominator used for earnings per share	7,201,254	7,201,254	7,214,841	7,201,254	7,201,254	7,280,283
Earnings per share - basic | (per share)	$ 51.73	¥ 355.27	¥ 242.48	$ 105.83	¥ 726.87	¥ 402.48
Numerator
Allocation of net income available to ordinary shareholders	$ 370	¥ 2,539	¥ 1,735	$ 755	¥ 5,187	¥ 2,914
Allocation of net income available to ordinary shareholders	$ 370	¥ 2,539	¥ 1,735	$ 755	¥ 5,187	¥ 2,914
Denominator
Weighted average ordinary shares outstanding	7,201,254	7,201,254	7,214,841	7,201,254	7,201,254	7,280,283
Conversion of Class B to Class A ordinary shares	0	0	0	0	0	0
Share-based awards	0	0	0	0	0	0
Denominator used for earnings per share	7,201,254	7,201,254	7,214,841	7,201,254	7,201,254	7,280,283
Earnings per share - diluted | (per share)	$ 51.34	¥ 352.57	¥ 240.49	$ 104.88	¥ 720.30	¥ 400.29